Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information
Schedule of Revenue by Major Charterer
	Year ended December 31,
	2013	2014	2015
Customer A - Drilling segment	-	12%	12%
Customer B - Drilling segment	26%	15%	14%
Customer C - Drilling segment	-	-	11%
Customer D - Drilling segment	-	12%	10%
Customer E - Drilling segment	11%	10%	10%
Customer F - Drilling segment	14%	25%	10%